PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	6 Months Ended
Jun. 30, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Machinery and laboratory equipment	5,201,479	5,171,471
Leasehold improvements	1,037,675	1,031,254
Electronic equipment	1,818,352	1,815,343
Furniture and tools	42,821	49,509
Vehicles	78,928	78,439
Software	363,943	361,843
Total property, equipment and software	8,543,198	8,507,859
Less: accumulated depreciation and amortization	(6,708,077)	(7,068,757)
Net book value	1,835,121	1,439,102